LEASES (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Notes and other explanatory information [abstract]
Depreciation expense of right-of-use assets	$ 148	¥ 1,050	¥ 1,413	¥ 1,366
Interest on lease liabilities	14	99	133	150
Expense relating to short-term leases	46	323	490	601
Total amounts recognized in profit or loss	$ 208	¥ 1,472	¥ 2,036	¥ 2,117